Share-Based Payments - Summary of Activity for Nonvested Restricted Share Awards (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested, Beginning Balance	28,685
Shares, Granted	87,874
Shares, Vested	(9,166)
Shares, Forfeited	(4,683)
Shares, Nonvested, Ending Balance	102,710
Weighted-Average Grant-Date Fair Value, Nonvested, Beginning Balance	$ 13.00
Weighted-Average Grant-Date Fair Value, Granted	$ 14.15
Weighted-Average Grant-Date Fair Value, Vested	$ 13.00
Weighted-Average Grant-Date Fair Value, Forfeited	$ 14.09
Weighted-Average Grant-Date Fair Value, Nonvested, Ending Balance	$ 13.93